PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Benefit Obligations and Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	$ 12	$ 10
Deferred pension assets	647	99
Accrued liabilities	0	0
Post-retirement and post-employment benefit liability	0	0
Net (funded) unfunded status	(659)	(109)
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Deferred pension assets	0	0
Accrued liabilities	76	72
Post-retirement and post-employment benefit liability	1,590	1,531
Net (funded) unfunded status	$ 1,666	$ 1,603